OTHER ACCOUNTS PAYABLE AND ACCRUALS	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

NOTE 8:- OTHER ACCOUNTS PAYABLE AND ACCRUALS

	December 31,
	2011	2010

Employees salaries and payroll accruals	$333	$741
Accrued expenses and other	110	132
Settlement arrangement - see Note 9m	791	1,135
Current maturity of capital lease (a)	30	49

	$1,264	$2,057

a.	Capital lease and operating lease:

During 2011 and 2010, the Company leased laboratory equipment and computer equipment under several capital and operating lease agreements in a total amount of $41 and $29, respectively, to be paid in 16 to 27 monthly payments.